Fair value of assets acquired and liabilities assumed of Mapi Group (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jul. 27, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 759,137		$ 769,058	$ 616,088
Cash outflows		$ 1,645	$ 0
Mapi Group [Member]
Business Acquisition [Line Items]
Cash	$ 19,649
Property, plant and equipment	4,872
Goodwill	129,344
Intangible assets	32,330
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)
Net assets acquired	145,776
Cash outflows	144,131
Working capital adjustment	1,645
Total consideration	$ 145,776